Related party transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 21, 2019 CNY (¥)	Dec. 31, 2019 USD ($) director	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2018 CNY (¥) director	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related party transactions
Cost and expenses allocated from Jimu Group			¥ 24,994	¥ 48,687	¥ 102,263
Interest income from loans to Jimu Group		$ (6,199)	(43,156)
Share-based compensation awards to employees of Jimu Group			(34,684)
Net cash advances to Jimu Group		(100,226)	(697,754)	(445,319)
Loans provided to Jimu Group		(19,679)	(137,000)	(52,048)
Principal of loans collected from Jimu Group		17,524	122,000	52,048
Principal of borrowings proceed from Jimu Group				26,711	29,270
Principal of borrowings repaid to Jimu Group		3,423	23,831	32,150
Equity transfer consideration paid to Jimu Group		(3,304)	(23,000)
Amounts due from related parties		9		475,426		¥ 64
Allowance for credit losses, due from related parties current						(748,427)
Allowance for credit losses, due from related parties noncurrent						(107,589)
Provision				¥ 0		¥ 856,016
Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Aixin Micro Finance from Jimu Group	¥ 230,000	$ 33,037	230,000
Equity interest (as a percent)	100.00%
Financing transactions | Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Aixin Micro Finance from Jimu Group			¥ 230,000
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		18.00%		18.00%		18.00%
BBAE Holdings Limited
Related party transactions
Number of common directors of the board of directors | director		2	2	2
Beijing Liangduo and Changsha Liangduo | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Collection service fees charged by Beijing Liangduo and Changsha Liangduo			¥ 63,400	¥ 58,192	7,986
Jimu Group
Related party transactions
Acquisition of Ganzhou Aixin Micro Finance from Jimu Group			10,000
Amounts due from related parties				475,005		¥ 748,427
Due to related parties, offset against recievables			959,073
Allowance for credit losses, due from related parties current						748,427
Allowance for credit losses, due from related parties noncurrent						107,589
Jimu Group | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Cost and expenses allocated from Jimu Group			24,994	48,687	102,263
Service cost charged by Jimu Group			200,163	529,593	194,294
Interest income from loans to Jimu Group			(43,156)
Interest expense on borrowings from Jimu Group			213	4,094
Jimu Group | Operating transactions
Related party transactions
Technical service fee collected by Jimu Group on behalf of the Group			(64,078)
Payment for guarantee deposit to Jimu Group			(100,269)
Loan interests collected from Jimu Group			3,310
Borrowing interests paid to Jimu Group			(2,047)	(2,259)
Share-based compensation awards to employees of Jimu Group			(34,684)
Amounts due from related parties						¥ 64,078
Jimu Group | Financing transactions
Related party transactions
Net cash advances to Jimu Group			(697,754)	(445,319)
Loans provided to Jimu Group			(137,000)	(52,048)
Principal of loans collected from Jimu Group			122,000	52,048
Principal of borrowings proceed from Jimu Group				26,711	¥ 29,270
Principal of borrowings repaid to Jimu Group			(23,831)	¥ (32,150)
Equity transfer consideration paid to Jimu Group			(23,000)
Jimu Group | Financing transactions | US dominated
Related party transactions
Interest rate (as a percent)		3.50%				3.50%
Jimu Group | Financing transactions | RMB dominated
Related party transactions
Interest rate (as a percent)		11.00%				11.00%
Jimu Group | Financing transactions | RMB dominated | Debt
Related party transactions
Interest rate (as a percent)					12.00%
Jimu Group | Financing transactions | RMB dominated | Minimum | Short-term Debt
Related party transactions
Interest rate (as a percent)		7.00%				7.00%
Jimu Group | Financing transactions | RMB dominated | Minimum | Debt
Related party transactions
Interest rate (as a percent)				12.00%
Jimu Group | Financing transactions | RMB dominated | Maximum | Debt
Related party transactions
Interest rate (as a percent)				12.13%
Jimu Group | Techincal Service Fee Borrowers
Related party transactions
Amounts due from related parties						¥ 7,495
Jimu Group | Consultancy Fee From Borrowers
Related party transactions
Amounts due from related parties						55,583
Jimu Group | Other Receivables
Related party transactions
Amounts due from related parties						¥ 1,000
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)		100.00%		100.00%		100.00%
Beijing Ruisasi Technology Co., Ltd
Related party transactions
Equity interests (as a percent)		25.00%				25.00%
Qilehui
Related party transactions
Acquisition of Ganzhou Aixin Micro Finance from Jimu Group			10,000
Additional Cash consideration			¥ 13,000
Equity interest (as a percent)		100.00%				100.00%